Stock-Based Compensation (Details 2)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Offsetting Assets [Line Items]
Expected stock price volatility			49.80%	47.80%
Expected life of options (years)			5 years	5 years
Expected dividend yield			0.00%	0.00%
Risk free interest rate			2.80%	1.90%
Equity Option [Member]
Offsetting Assets [Line Items]
Expected stock price volatility	50.70%	50.20%	49.80%
Expected life of options (years)	6 years	5 years 10 months 25 days	5 years
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	2.60%	2.70%	2.90%
Stock- option liability [Member]
Offsetting Assets [Line Items]
Expected stock price volatility		50.70%
Expected life of options (years)		5 years
Expected dividend yield		0.00%
Risk free interest rate		2.20%